UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     July 30, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $143,337 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3986    84744 SH       SOLE                    84744        0        0
APPLIED MATLS INC              COM              038222105     2507   227657 SH       SOLE                   227657        0        0
AT&T INC                       COM              00206R102     2675   107688 SH       SOLE                   107688        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     3986   112484 SH       SOLE                   112484        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     3619   123478 SH       SOLE                   123478        0        0
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778      748    20139 SH       SOLE                    20139        0        0
BAXTER INTL INC                COM              071813109     4755    89788 SH       SOLE                    89788        0        0
BED BATH & BEYOND INC          COM              075896100     3525   114634 SH       SOLE                   114634        0        0
CHEVRON CORP NEW               COM              166764100     5125    77358 SH       SOLE                    77358        0        0
CINTAS CORP                    COM              172908105     3269   143107 SH       SOLE                   143107        0        0
CISCO SYS INC                  COM              17275R102     4563   244689 SH       SOLE                   244689        0        0
COSTCO WHSL CORP NEW           COM              22160K105     3204    69986 SH       SOLE                    69986        0        0
CVS CAREMARK CORPORATION       COM              126650100     4290   134617 SH       SOLE                   134617        0        0
DEVON ENERGY CORP NEW          COM              25179M103     2076    38090 SH       SOLE                    38090        0        0
EMERSON ELEC CO                COM              291011104     2421    74736 SH       SOLE                    74736        0        0
EXXON MOBIL CORP               COM              30231G102     6730    96263 SH       SOLE                    96263        0        0
GENERAL ELECTRIC CO            COM              369604103     2178   185857 SH       SOLE                   185857        0        0
HALLIBURTON CO                 COM              406216101     3279   158416 SH       SOLE                   158416        0        0
HEWLETT PACKARD CO             COM              428236103     4835   125103 SH       SOLE                   125103        0        0
HOME DEPOT INC                 COM              437076102     2889   122239 SH       SOLE                   122239        0        0
HONEYWELL INTL INC             COM              438516106     2889    91998 SH       SOLE                    91998        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     4059    38875 SH       SOLE                    38875        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      227     7032 SH       SOLE                     7032        0        0
ISHARES TR                     RUSL 2000 GROW   464287648      307     5417 SH       SOLE                     5417        0        0
ISHARES TR                     S&P 500 INDEX    464287200      404     4370 SH       SOLE                     4370        0        0
JOHNSON & JOHNSON              COM              478160104     4127    72659 SH       SOLE                    72659        0        0
JPMORGAN CHASE & CO            COM              46625H100     4467   130946 SH       SOLE                   130946        0        0
KIMBERLY CLARK CORP            COM              494368103     3439    65587 SH       SOLE                    65587        0        0
KRAFT FOODS INC                CL A             50075N104     3476   137159 SH       SOLE                   137159        0        0
KROGER CO                      COM              501044101      205     9300 SH       SOLE                     9300        0        0
MICROSOFT CORP                 COM              594918104     4204   176869 SH       SOLE                   176869        0        0
NORTHROP GRUMMAN CORP          COM              666807102     3186    69755 SH       SOLE                    69755        0        0
PFIZER INC                     COM              717081103     2606   173736 SH       SOLE                   173736        0        0
PRAXAIR INC                    COM              74005P104     5552    78127 SH       SOLE                    78127        0        0
PRICE T ROWE GROUP INC         COM              74144T108     2929    70285 SH       SOLE                    70285        0        0
PROCTER & GAMBLE CO            COM              742718109      385     7537 SH       SOLE                     7537        0        0
PRUDENTIAL FINL INC            COM              744320102     2975    79943 SH       SOLE                    79943        0        0
TARGET CORP                    COM              87612E106     3013    76339 SH       SOLE                    76339        0        0
TEXAS INSTRS INC               COM              882508104     2678   125717 SH       SOLE                   125717        0        0
TIME WARNER INC                COM NEW          887317303     2617   103873 SH       SOLE                   103873        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      572    18451 SH       SOLE                    18451        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2814    91568 SH       SOLE                    91568        0        0
WAL MART STORES INC            COM              931142103     2638    54461 SH       SOLE                    54461        0        0
WASTE MGMT INC DEL             COM              94106L109     3042   108042 SH       SOLE                   108042        0        0
WATERS CORP                    COM              941848103     4229    82171 SH       SOLE                    82171        0        0
WELLS FARGO & CO NEW           COM              949746101     2742   113044 SH       SOLE                   113044        0        0
XILINX INC                     COM              983919101     2895   141498 SH       SOLE                   141498        0        0